RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
Total			$31,299,865,150
OSFI Covered Bond Limit			$43,724,911,640
Weighted average maturity of Outstanding Covered Bonds (months)			42.80
Weighted average remaining term of Loans in Cover Pool (months)			29.13
Series Ratings	Moody's	DBRS	Fitch
CB2	Aaa	AAA	AAA
CB6	Aaa	AAA	AAA
CB7	Aaa	AAA	AAA
CB8	Aaa	AAA	AAA
CB9	Aaa	AAA	AAA
CB10	Aaa	AAA	AAA
CB11	Aaa	AAA	AAA
CB12	Aaa	AAA	AAA
CB13	Aaa	AAA	AAA
CB14	Aaa	AAA	AAA
CB15	Aaa	AAA	AAA
CB16	Aaa	AAA	AAA
CB17	Aaa	AAA	AAA
CB18	Aaa	AAA	AAA
CB19	Aaa	AAA	AAA
CB20	Aaa	AAA	AAA
CB21	Aaa	AAA	AAA
CB22	Aaa	AAA	AAA
CB23	Aaa	AAA	AAA
CB24	Aaa	AAA	AAA
CB25	Aaa	AAA	AAA

(1) Series CB26 USD1,750,000,000 2.100 per cent. Covered Bonds due 14 October 2020 (C$ Equivalent of $2,279,725,000.00) closed on October 14, 2015 (after the Calculation Date) and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$31,299,865,150

A = lower of (i) LTV Adjusted True Balance, and	$51,696,675,864	A (i)	$55,587,819,255
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$51,696,675,864
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$625,037,657
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$51,071,638,207

Valuation Calculation

Trading Value of Covered Bonds	$35,812,699,863

A = LTV Adjusted Present Value	$55,997,671,710	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.42%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$55,997,671,710

Intercompany Loan Balance

Guarantee Loan	$33,967,595,481
Demand Loan	$21,574,815,165
Total	$55,542,410,646

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
September 30, 2015	$364,931	0.01%

Cover Pool Flow of Funds

	30-Sep-2015		31-Aug-2015
Cash Inflows
Principal Receipts	$1,100,064,239		$1,100,743,453
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$131,553,604		$133,946,976
Swap receipts	$103,197,272	(1)	$97,355,768	(2)
Cash Outflows
Swap payment	($131,553,604)	(1)	($133,946,976)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($102,990,877)	(1)	($97,161,056)	(2)
Intercompany Loan principal	($1,100,064,239)	(1)	($1,100,743,453)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$206,395		$194,712

(1) Cash settlement to occur on October 19, 2015
(2) Cash settlement occurred on September 17, 2015

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Summary Statistics

Previous Month Ending Balance	$56,679,759,154
Current Month Ending Balance	$55,579,329,984
Number of Mortgages in Pool	352,609
Average Mortgage Size	$157,623
Number of Properties	286,219
Number of Borrowers	276,219
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	71.51%	60.37%
Weighted Average LTV - Drawn	63.04%	53.43%
Weighted Average LTV - Original Authorized	73.67%
Weighted Average Mortgage Rate	2.77%
Weighted Average Seasoning (Months)	25.51
Weighted Average Original Term (Months)	54.64
Weighted Average Remaining Term (Months)	29.13

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	352,101	99.86	$55,493,640,838	99.85
30 to 59 days past due	215	0.06	$38,872,610	0.07
60 to 89 days past due	99	0.03	$15,142,861	0.03
90 or more days past due	194	0.06	$31,673,676	0.06
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	44,542	12.63	$8,102,279,095	14.58
British Columbia	68,656	19.47	$13,797,400,305	24.82
Manitoba	14,845	4.21	$1,755,904,581	3.16
New Brunswick	6,324	1.79	$542,492,490	0.98
Newfoundland and Labrador	4,272	1.21	$506,915,511	0.91
Northwest Territories	56	0.02	$7,593,664	0.01
Nova Scotia	10,649	3.02	$1,079,471,941	1.94
Nunavut	2	0.00	$76,715	0.00
Ontario	140,297	39.79	$22,610,103,492	40.68
Prince Edward Island	1,305	0.37	$116,136,224	0.21
Quebec	48,600	13.78	$5,269,543,106	9.48
Saskatchewan	12,839	3.64	$1,752,482,574	3.15
Yukon	222	0.06	$38,930,287	0.07
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	81	0.02	$8,454,270	0.02
499 and below	592	0.17	$82,794,089	0.15
500 - 539	514	0.15	$77,705,273	0.14
540 - 559	498	0.14	$77,760,379	0.14
560 - 579	783	0.22	$127,985,424	0.23
580 - 599	1,255	0.36	$194,132,872	0.35
600 - 619	2,233	0.63	$366,850,524	0.66
620 - 639	4,257	1.21	$715,970,370	1.29
640 - 659	7,423	2.11	$1,265,073,357	2.28
660 - 679	11,346	3.22	$1,929,831,502	3.47
680 - 699	16,014	4.54	$2,663,733,849	4.79
700 - 719	20,188	5.73	$3,410,014,902	6.14
720 - 739	22,736	6.45	$3,727,958,402	6.71
740 - 759	24,668	7.00	$4,112,015,424	7.40
760 - 779	26,747	7.59	$4,506,290,280	8.11
780 - 799	30,493	8.65	$5,084,877,398	9.15
800 and above	182,781	51.84	$27,227,881,671	48.99
Total	352,609	100.00	$55,579,329,984	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	246,040	69.78	$37,315,746,150	67.14
Variable	106,569	30.22	$18,263,583,835	32.86
Total	352,609	100.00	$55,579,329,984	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	66,245	18.79	$12,548,049,918	22.58
Homeline Mortgage Segment	286,364	81.21	$43,031,280,066	77.42
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	30,665	8.70	$5,012,218,277	9.02
Owner Occupied	321,944	91.30	$50,567,111,707	90.98
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	17,617	5.00	$3,480,039,046	6.26
2.0000% - 2.4999%	81,851	23.21	$14,302,408,179	25.73
2.5000% - 2.9999%	146,683	41.60	$24,006,128,635	43.19
3.0000% - 3.4999%	64,319	18.24	$8,824,423,524	15.88
3.5000% - 3.9999%	35,931	10.19	$4,355,399,091	7.84
4.0000% - 4.4999%	3,782	1.07	$369,729,072	0.67
4.5000% - 4.9999%	384	0.11	$39,429,953	0.07
5.0000% - 5.4999%	610	0.17	$59,033,983	0.11
5.5000% - 5.9999%	415	0.12	$35,265,498	0.06
6.0000% - 6.4999%	997	0.28	$105,950,940	0.19
6.5000% - 6.9999%	19	0.01	$1,379,058	0.00
7.0000% and above	1	0.00	$143,006	0.00
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	82,896	23.51	$12,060,131,828	21.70
12.00 - 23.99	73,556	20.86	$10,665,997,923	19.19
24.00 - 35.99	75,233	21.34	$12,126,944,197	21.82
36.00 - 47.99	62,818	17.82	$10,819,269,168	19.47
48.00 - 59.99	54,361	15.42	$9,312,699,055	16.76
60.00 - 71.99	2,368	0.67	$370,261,079	0.67
72.00 - 83.99	384	0.11	$57,247,342	0.10
84.00 and above	993	0.28	$166,779,393	0.30
Total	352,609	100.00	$55,579,329,984	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	147,286	41.77	$7,739,645,277	13.93
100,000 - 149,999	61,983	17.58	$7,695,036,718	13.85
150,000 - 199,999	47,197	13.39	$8,205,276,232	14.76
200,000 - 249,999	32,933	9.34	$7,368,905,689	13.26
250,000 - 299,999	22,195	6.29	$6,067,968,865	10.92
300,000 - 349,999	13,856	3.93	$4,480,729,820	8.06
350,000 - 399,999	8,692	2.47	$3,244,608,729	5.84
400,000 - 449,999	5,603	1.59	$2,372,200,604	4.27
450,000 - 499,999	3,758	1.07	$1,777,322,310	3.20
500,000 - 549,999	2,388	0.68	$1,248,805,983	2.25
550,000 - 599,999	1,591	0.45	$912,665,163	1.64
600,000 - 649,999	1,073	0.30	$669,385,143	1.20
650,000 - 699,999	812	0.23	$546,800,086	0.98
700,000 - 749,999	548	0.16	$396,597,304	0.71
750,000 - 799,999	444	0.13	$343,744,806	0.62
800,000 - 849,999	355	0.10	$292,249,956	0.53
850,000 - 899,999	316	0.09	$276,180,197	0.50
900,000 - 949,999	290	0.08	$267,848,374	0.48
950,000 - 999,999	232	0.07	$225,684,897	0.41
1,000,000 and above	1,057	0.30	$1,447,673,832	2.60
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	33,141	9.40	$5,094,777,350	9.17
Detached	281,554	79.85	$44,412,609,216	79.91
Duplex	5,411	1.53	$812,797,659	1.46
Fourplex	1,271	0.36	$233,578,161	0.42
Other	1,110	0.31	$171,763,753	0.31
Row (Townhouse)	16,050	4.55	$2,597,846,011	4.67
Semi-detached	12,830	3.64	$2,058,217,770	3.70
Triplex	1,242	0.35	$197,740,066	0.36
Total	352,609	100.00	$55,579,329,984	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,761	4.81	$733,898,326	1.32
20.01 - 25.00	4,791	1.67	$491,974,408	0.89
25.01 - 30.00	5,922	2.07	$702,650,960	1.26
30.01 - 35.00	7,154	2.50	$999,539,918	1.80
35.01 - 40.00	10,007	3.50	$1,524,626,915	2.74
40.01 - 45.00	15,810	5.52	$2,573,729,687	4.63
45.01 - 50.00	21,428	7.49	$3,786,990,706	6.81
50.01 - 55.00	25,351	8.86	$5,174,316,835	9.31
55.01 - 60.00	36,521	12.76	$7,478,206,877	13.46
60.01 - 65.00	38,721	13.53	$8,149,644,795	14.66
65.01 - 70.00	42,211	14.75	$9,723,622,607	17.50
70.01 - 75.00	36,509	12.76	$8,159,911,414	14.68
75.01 - 80.00	25,564	8.93	$5,576,410,060	10.03
> 80.00	2,469	0.86	$503,806,476	0.91
Total	286,219	100.00	$55,579,329,984	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	31,968	11.17	$2,059,781,060	3.71
20.01 - 25.00	13,070	4.57	$1,468,791,017	2.64
25.01 - 30.00	14,722	5.14	$1,983,286,255	3.57
30.01 - 35.00	16,317	5.70	$2,504,581,274	4.51
35.01 - 40.00	18,378	6.42	$3,227,073,177	5.81
40.01 - 45.00	20,914	7.31	$4,069,783,103	7.32
45.01 - 50.00	23,678	8.27	$5,042,395,528	9.07
50.01 - 55.00	26,450	9.24	$6,096,689,520	10.97
55.01 - 60.00	29,197	10.20	$6,815,001,846	12.26
60.01 - 65.00	28,873	10.09	$7,028,998,028	12.65
65.01 - 70.00	28,437	9.94	$6,978,348,109	12.56
70.01 - 75.00	23,161	8.09	$5,664,008,147	10.19
75.01 - 80.00	10,640	3.72	$2,557,311,807	4.60
> 80.00	414	0.14	$83,281,114	0.15
Total	286,219	100.00	$55,579,329,984	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$217,265,931	$57,993	$215,917	$0	$217,539,841
	20.01 - 25.00	$161,134,127	$0	$0	$0	$161,134,127
	25.01 - 30.00	$226,825,143	$112,330	$0	$0	$226,937,474
	30.01 - 35.00	$281,377,064	$0	$450,443	$0	$281,827,507
	35.01 - 40.00	$333,282,543	$175,876	$92,137	$178,674	$333,729,231
	40.01 - 45.00	$443,381,263	$2,884,805	$0	$447,069	$446,713,138
	45.01 - 50.00	$563,583,380	$723,621	$560,456	$19,931	$564,887,388
	50.01 - 55.00	$737,164,723	$1,346,793	$172,914	$2,499,961	$741,184,391
	55.01 - 60.00	$1,002,868,363	$1,186,876	$235,395	$17,062	$1,004,307,697
	60.01 - 65.00	$1,223,187,948	$629,653	$423,715	$1,627,236	$1,225,868,552
	65.01 - 70.00	$1,258,486,689	$755,737	$1,244,323	$1,425,055	$1,261,911,804
	70.01 - 75.00	$982,207,426	$785,080	$0	$383,959	$983,376,464
	75.01 - 80.00	$630,495,201	$94,850	$0	$0	$630,590,051
	> 80.00	$22,271,432	$0	$0	$0	$22,271,432
Total Alberta		$8,083,531,233	$8,753,615	$3,395,299	$6,598,948	$8,102,279,095

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$620,734,671	$231,479	$164,589	$13,300	$621,144,040
	20.01 - 25.00	$434,845,085	$110,317	$0	$0	$434,955,402
	25.01 - 30.00	$593,953,173	$201,583	$317,395	$147,137	$594,619,287
	30.01 - 35.00	$731,900,681	$352,873	$0	$1,077,368	$733,330,921
	35.01 - 40.00	$969,052,669	$1,691,650	$195,009	$204,439	$971,143,767
	40.01 - 45.00	$1,190,008,880	$659,620	$641,677	$1,670,510	$1,192,980,687
	45.01 - 50.00	$1,447,089,887	$1,527,908	$513,554	$1,921,044	$1,451,052,393
	50.01 - 55.00	$1,748,688,174	$879,210	$688,398	$1,232,012	$1,751,487,793
	55.01 - 60.00	$1,875,013,305	$1,584,639	$1,914,811	$2,914,284	$1,881,427,040
	60.01 - 65.00	$1,732,252,056	$1,546,572	$192,883	$1,404,560	$1,735,396,072
	65.01 - 70.00	$1,351,770,321	$576,186	$282,316	$1,826,252	$1,354,455,075
	70.01 - 75.00	$885,614,098	$146,839	$0	$233,543	$885,994,480
	75.01 - 80.00	$188,324,756	$284,162	$0	$0	$188,608,917
	> 80.00	$804,431	$0	$0	$0	$804,431
Total British Columbia		$13,770,052,187	$9,793,036	$4,910,633	$12,644,450	$13,797,400,305

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$37,903,680	$39,396	$46,942	$0	$37,990,019
	20.01 - 25.00	$30,734,983	$0	$0	$0	$30,734,983
	25.01 - 30.00	$40,962,100	$0	$0	$0	$40,962,100
	30.01 - 35.00	$51,042,304	$194,823	$0	$0	$51,237,127
	35.01 - 40.00	$65,437,693	$0	$0	$152,416	$65,590,109
	40.01 - 45.00	$81,005,702	$55,764	$0	$0	$81,061,466
	45.01 - 50.00	$106,453,726	$147,134	$0	$0	$106,600,860
	50.01 - 55.00	$146,356,389	$0	$0	$0	$146,356,389
	55.01 - 60.00	$181,441,487	$0	$82,376	$533,230	$182,057,092
	60.01 - 65.00	$223,215,041	$210,208	$0	$358,296	$223,783,545
	65.01 - 70.00	$249,588,614	$237,539	$344,493	$149,509	$250,320,154
	70.01 - 75.00	$280,611,974	$279,217	$163,155	$152,593	$281,206,939
	75.01 - 80.00	$253,486,762	$467,805	$108,572	$0	$254,063,138
	> 80.00	$3,940,661	$0	$0	$0	$3,940,661
Total Manitoba		$1,752,181,114	$1,631,887	$745,537	$1,346,044	$1,755,904,581

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$14,864,615	$8,819	$0	$0	$14,873,434
	20.01 - 25.00	$10,095,832	$0	$0	$0	$10,095,832
	25.01 - 30.00	$13,034,905	$0	$0	$42,897	$13,077,802
	30.01 - 35.00	$16,353,978	$70,338	$0	$31,391	$16,455,706
	35.01 - 40.00	$22,284,278	$0	$63,142	$214,847	$22,562,267
	40.01 - 45.00	$32,434,243	$0	$0	$0	$32,434,243
	45.01 - 50.00	$38,435,024	$0	$0	$0	$38,435,024
	50.01 - 55.00	$52,717,324	$0	$0	$43,602	$52,760,926
	55.01 - 60.00	$75,225,529	$420,300	$0	$156,206	$75,802,035
	60.01 - 65.00	$83,701,444	$0	$0	$681,124	$84,382,569
	65.01 - 70.00	$87,301,177	$73,571	$28,886	$230,842	$87,634,476
	70.01 - 75.00	$82,503,633	$0	$0	$0	$82,503,633
	75.01 - 80.00	$11,402,232	$0	$0	$0	$11,402,232
	> 80.00	$72,311	$0	$0	$0	$72,311
Total New Brunswick		$540,426,524	$573,028	$92,028	$1,400,910	$542,492,490

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$14,142,005	$0	$0	$0	$14,142,005
Labrador	20.01 - 25.00	$7,938,606	$7,366	$0	$0	$7,945,973
	25.01 - 30.00	$12,024,723	$60,274	$0	$0	$12,084,997
	30.01 - 35.00	$13,427,640	$18,964	$0	$0	$13,446,604
	35.01 - 40.00	$22,369,677	$0	$0	$0	$22,369,677
	40.01 - 45.00	$27,557,702	$36,180	$0	$0	$27,593,882
	45.01 - 50.00	$36,837,868	$0	$0	$0	$36,837,868
	50.01 - 55.00	$44,972,523	$168,046	$0	$47,202	$45,187,771
	55.01 - 60.00	$64,550,449	$0	$0	$0	$64,550,449
	60.01 - 65.00	$85,800,516	$0	$0	$478,893	$86,279,409
	65.01 - 70.00	$84,556,815	$539,985	$179,275	$0	$85,276,075
	70.01 - 75.00	$75,525,411	$0	$0	$0	$75,525,411
	75.01 - 80.00	$15,511,044	$0	$0	$0	$15,511,044
	> 80.00	$164,345	$0	$0	$0	$164,345
Total Newfoundland and Labrador		$505,379,325	$830,816	$179,275	$526,095	$506,915,511

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$346,800	$0	$0	$0	$346,800
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$843,773	$0	$0	$0	$843,773
	30.01 - 35.00	$558,540	$0	$0	$0	$558,540
	35.01 - 40.00	$961,153	$0	$0	$0	$961,153
	40.01 - 45.00	$542,393	$0	$0	$0	$542,393
	45.01 - 50.00	$388,860	$0	$0	$0	$388,860
	50.01 - 55.00	$971,956	$0	$0	$0	$971,956
	55.01 - 60.00	$1,200,705	$0	$0	$0	$1,200,705
	60.01 - 65.00	$1,188,584	$0	$0	$0	$1,188,584
	65.01 - 70.00	$258,576	$0	$0	$0	$258,576
	70.01 - 75.00	$332,323	$0	$0	$0	$332,323
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$7,593,664	$0	$0	$0	$7,593,664

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$27,434,676	$0	$37,919	$0	$27,472,595
	20.01 - 25.00	$21,303,223	$0	$35,487	$0	$21,338,710
	25.01 - 30.00	$24,259,964	$0	$0	$53,054	$24,313,018
	30.01 - 35.00	$34,222,328	$0	$0	$22,833	$34,245,161
	35.01 - 40.00	$41,119,971	$0	$0	$330,051	$41,450,022
	40.01 - 45.00	$48,862,812	$26,943	$169,428	$329,324	$49,388,507
	45.01 - 50.00	$66,150,261	$0	$0	$31,111	$66,181,372
	50.01 - 55.00	$84,060,892	$69,464	$25,623	$0	$84,155,979
	55.01 - 60.00	$117,728,974	$0	$0	$130,082	$117,859,056
	60.01 - 65.00	$134,319,326	$412,165	$0	$125,944	$134,857,436
	65.01 - 70.00	$155,545,136	$0	$0	$205,875	$155,751,012
	70.01 - 75.00	$149,546,444	$344,110	$0	$161,492	$150,052,046
	75.01 - 80.00	$143,602,580	$0	$0	$256,399	$143,858,979
	> 80.00	$28,410,901	$0	$0	$137,149	$28,548,050
Total Nova Scotia		$1,076,567,488	$852,682	$268,457	$1,783,314	$1,079,471,941

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$76,715	$0	$0	$0	$76,715
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$76,715	$0	$0	$0	$76,715

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$948,232,610	$486,105	$90,287	$28,534	$948,837,536
	20.01 - 25.00	$668,756,808	$0	$0	$0	$668,756,808
	25.01 - 30.00	$890,270,092	$125,947	$0	$55,662	$890,451,701
	30.01 - 35.00	$1,137,291,543	$36,104	$472,478	$242,918	$1,138,043,043
	35.01 - 40.00	$1,460,181,759	$679,640	$104,207	$0	$1,460,965,606
	40.01 - 45.00	$1,864,892,985	$1,000,186	$557,731	$0	$1,866,450,902
	45.01 - 50.00	$2,282,563,309	$655,547	$323,281	$154,799	$2,283,696,936
	50.01 - 55.00	$2,666,643,233	$1,997,184	$512,118	$1,111,664	$2,670,264,199
	55.01 - 60.00	$2,704,405,073	$4,092,845	$975,051	$609,045	$2,710,082,015
	60.01 - 65.00	$2,608,205,176	$2,614,385	$264,798	$0	$2,611,084,359
	65.01 - 70.00	$2,794,288,238	$1,300,758	$0	$432,972	$2,796,021,968
	70.01 - 75.00	$2,148,977,274	$472,115	$190,768	$0	$2,149,640,156
	75.01 - 80.00	$412,758,375	$125,244	$0	$0	$412,883,619
	> 80.00	$2,924,643	$0	$0	$0	$2,924,643
Total Ontario		$22,590,391,120	$13,586,060	$3,490,718	$2,635,594	$22,610,103,492

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$3,633,570	$0	$0	$0	$3,633,570
Island	20.01 - 25.00	$2,063,015	$0	$0	$0	$2,063,015
	25.01 - 30.00	$3,286,938	$0	$0	$0	$3,286,938
	30.01 - 35.00	$5,111,424	$0	$0	$0	$5,111,424
	35.01 - 40.00	$4,249,944	$0	$0	$0	$4,249,944
	40.01 - 45.00	$7,558,444	$0	$0	$0	$7,558,444
	45.01 - 50.00	$10,122,282	$0	$0	$0	$10,122,282
	50.01 - 55.00	$11,787,789	$0	$0	$0	$11,787,789
	55.01 - 60.00	$16,048,341	$0	$0	$222,774	$16,271,115
	60.01 - 65.00	$18,223,849	$0	$0	$0	$18,223,849
	65.01 - 70.00	$18,891,165	$0	$0	$0	$18,891,165
	70.01 - 75.00	$13,499,210	$0	$0	$0	$13,499,210
	75.01 - 80.00	$1,437,479	$0	$0	$0	$1,437,479
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$115,913,450	$0	$0	$222,774	$116,136,224

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$139,557,430	$96,475	$115,068	$117,480	$139,886,452
	20.01 - 25.00	$102,787,014	$0	$0	$0	$102,787,014
	25.01 - 30.00	$134,696,785	$40,180	$0	$0	$134,736,965
	30.01 - 35.00	$173,742,552	$0	$268,596	$536,358	$174,547,506
	35.01 - 40.00	$230,387,871	$0	$0	$0	$230,387,871
	40.01 - 45.00	$265,894,135	$0	$0	$74,308	$265,968,442
	45.01 - 50.00	$352,380,367	$304,785	$0	$0	$352,685,152
	50.01 - 55.00	$418,045,028	$59,468	$390,236	$322,930	$418,817,662
	55.01 - 60.00	$493,237,578	$165,914	$0	$131,750	$493,535,242
	60.01 - 65.00	$599,026,589	$344,861	$107,494	$386,373	$599,865,317
	65.01 - 70.00	$642,526,117	$355,797	$139,345	$210,634	$643,231,893
	70.01 - 75.00	$821,052,943	$244,894	$0	$543,441	$821,841,278
	75.01 - 80.00	$865,975,986	$201,426	$375,429	$144,230	$866,697,071
	> 80.00	$24,555,241	$0	$0	$0	$24,555,241
Total Quebec		$5,263,865,636	$1,813,800	$1,396,168	$2,467,502	$5,269,543,106

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$33,138,286	$35,479	$0	$0	$33,173,764
	20.01 - 25.00	$28,116,010	$0	$0	$0	$28,116,010
	25.01 - 30.00	$40,099,531	$42,989	$0	$182,544	$40,325,064
	30.01 - 35.00	$53,609,244	$0	$0	$0	$53,609,244
	35.01 - 40.00	$72,072,902	$0	$0	$0	$72,072,902
	40.01 - 45.00	$96,402,941	$272,821	$0	$0	$96,675,762
	45.01 - 50.00	$129,625,971	$117,711	$0	$295,173	$130,038,855
	50.01 - 55.00	$170,534,259	$146,445	$34,594	$285,154	$171,000,452
	55.01 - 60.00	$258,902,066	$282,975	$0	$126,183	$259,311,224
	60.01 - 65.00	$296,410,790	$0	$630,151	$685,920	$297,726,861
	65.01 - 70.00	$319,958,286	$0	$0	$473,073	$320,431,359
	70.01 - 75.00	$217,823,654	$139,267	$0	$0	$217,962,921
	75.01 - 80.00	$32,038,156	$0	$0	$0	$32,038,156
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,748,732,096	$1,037,686	$664,745	$2,048,047	$1,752,482,574

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$741,002	$0	$0	$0	$741,002
	20.01 - 25.00	$863,144	$0	$0	$0	$863,144
	25.01 - 30.00	$1,647,136	$0	$0	$0	$1,647,136
	30.01 - 35.00	$2,168,491	$0	$0	$0	$2,168,491
	35.01 - 40.00	$1,513,913	$0	$0	$0	$1,513,913
	40.01 - 45.00	$2,415,238	$0	$0	$0	$2,415,238
	45.01 - 50.00	$1,468,540	$0	$0	$0	$1,468,540
	50.01 - 55.00	$2,714,214	$0	$0	$0	$2,714,214
	55.01 - 60.00	$8,598,176	$0	$0	$0	$8,598,176
	60.01 - 65.00	$10,341,477	$0	$0	$0	$10,341,477
	65.01 - 70.00	$4,164,552	$0	$0	$0	$4,164,552
	70.01 - 75.00	$2,073,285	$0	$0	$0	$2,073,285
	75.01 - 80.00	$221,120	$0	$0	$0	$221,120
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$38,930,287	$0	$0	$0	$38,930,287

Grand Total		$55,493,640,838	$38,872,610	$15,142,861	$31,673,676	$55,579,329,984

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.29	0.00	0.00	0.00	0.29
	25.01 - 30.00	0.41	0.00	0.00	0.00	0.41
	30.01 - 35.00	0.51	0.00	0.00	0.00	0.51
	35.01 - 40.00	0.60	0.00	0.00	0.00	0.60
	40.01 - 45.00	0.80	0.01	0.00	0.00	0.80
	45.01 - 50.00	1.01	0.00	0.00	0.00	1.02
	50.01 - 55.00	1.33	0.00	0.00	0.00	1.33
	55.01 - 60.00	1.80	0.00	0.00	0.00	1.81
	60.01 - 65.00	2.20	0.00	0.00	0.00	2.21
	65.01 - 70.00	2.26	0.00	0.00	0.00	2.27
	70.01 - 75.00	1.77	0.00	0.00	0.00	1.77
	75.01 - 80.00	1.13	0.00	0.00	0.00	1.13
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Alberta		14.54	0.02	0.01	0.01	14.58

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.12	0.00	0.00	0.00	1.12
	20.01 - 25.00	0.78	0.00	0.00	0.00	0.78
	25.01 - 30.00	1.07	0.00	0.00	0.00	1.07
	30.01 - 35.00	1.32	0.00	0.00	0.00	1.32
	35.01 - 40.00	1.74	0.00	0.00	0.00	1.75
	40.01 - 45.00	2.14	0.00	0.00	0.00	2.15
	45.01 - 50.00	2.60	0.00	0.00	0.00	2.61
	50.01 - 55.00	3.15	0.00	0.00	0.00	3.15
	55.01 - 60.00	3.37	0.00	0.00	0.01	3.39
	60.01 - 65.00	3.12	0.00	0.00	0.00	3.12
	65.01 - 70.00	2.43	0.00	0.00	0.00	2.44
	70.01 - 75.00	1.59	0.00	0.00	0.00	1.59
	75.01 - 80.00	0.34	0.00	0.00	0.00	0.34
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		24.78	0.02	0.01	0.02	24.82

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.12	0.00	0.00	0.00	0.12
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.26	0.00	0.00	0.00	0.26
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.40	0.00	0.00	0.00	0.40
	65.01 - 70.00	0.45	0.00	0.00	0.00	0.45
	70.01 - 75.00	0.50	0.00	0.00	0.00	0.51
	75.01 - 80.00	0.46	0.00	0.00	0.00	0.46
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		3.15	0.00	0.00	0.00	3.16

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.15	0.00	0.00	0.00	0.15
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.97	0.00	0.00	0.00	0.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.14	0.00	0.00	0.00	0.14
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.28	0.00	0.00	0.00	0.28
	70.01 - 75.00	0.27	0.00	0.00	0.00	0.27
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Nova Scotia		1.94	0.00	0.00	0.00	1.94

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.71	0.00	0.00	0.00	1.71
	20.01 - 25.00	1.20	0.00	0.00	0.00	1.20
	25.01 - 30.00	1.60	0.00	0.00	0.00	1.60
	30.01 - 35.00	2.05	0.00	0.00	0.00	2.05
	35.01 - 40.00	2.63	0.00	0.00	0.00	2.63
	40.01 - 45.00	3.36	0.00	0.00	0.00	3.36
	45.01 - 50.00	4.11	0.00	0.00	0.00	4.11
	50.01 - 55.00	4.80	0.00	0.00	0.00	4.80
	55.01 - 60.00	4.87	0.01	0.00	0.00	4.88
	60.01 - 65.00	4.69	0.00	0.00	0.00	4.70
	65.01 - 70.00	5.03	0.00	0.00	0.00	5.03
	70.01 - 75.00	3.87	0.00	0.00	0.00	3.87
	75.01 - 80.00	0.74	0.00	0.00	0.00	0.74
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		40.65	0.02	0.01	0.00	40.68

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.18	0.00	0.00	0.00	0.18
	25.01 - 30.00	0.24	0.00	0.00	0.00	0.24
	30.01 - 35.00	0.31	0.00	0.00	0.00	0.31
	35.01 - 40.00	0.41	0.00	0.00	0.00	0.41
	40.01 - 45.00	0.48	0.00	0.00	0.00	0.48
	45.01 - 50.00	0.63	0.00	0.00	0.00	0.63
	50.01 - 55.00	0.75	0.00	0.00	0.00	0.75
	55.01 - 60.00	0.89	0.00	0.00	0.00	0.89
	60.01 - 65.00	1.08	0.00	0.00	0.00	1.08
	65.01 - 70.00	1.16	0.00	0.00	0.00	1.16
	70.01 - 75.00	1.48	0.00	0.00	0.00	1.48
	75.01 - 80.00	1.56	0.00	0.00	0.00	1.56
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Quebec		9.47	0.00	0.00	0.00	9.48

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.47	0.00	0.00	0.00	0.47
	60.01 - 65.00	0.53	0.00	0.00	0.00	0.54
	65.01 - 70.00	0.58	0.00	0.00	0.00	0.58
	70.01 - 75.00	0.39	0.00	0.00	0.00	0.39
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.15	0.00	0.00	0.00	3.15

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.07	0.00	0.00	0.00	0.07

Grand Total		99.85	0.07	0.03	0.06	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,731,482	0.00
	499 and below	$4,426,028	0.01
	500 - 539	$1,438,740	0.00
	540 - 559	$770,986	0.00
	560 - 579	$1,200,901	0.00
	580 - 599	$2,350,187	0.00
	600 - 619	$2,733,262	0.00
	620 - 639	$6,713,482	0.01
	640 - 659	$13,398,639	0.02
	660 - 679	$19,120,210	0.03
	680 - 699	$30,977,533	0.06
	700 - 719	$49,821,411	0.09
	720 - 739	$60,304,625	0.11
	740 - 759	$80,703,309	0.15
	760 - 779	$110,880,065	0.20
	780 - 799	$142,948,319	0.26
	800 and above	$1,530,261,882	2.75
Total		$2,059,781,060	3.71

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$1,136,242	0.00
	499 and below	$2,801,087	0.01
	500 - 539	$1,529,101	0.00
	540 - 559	$1,825,492	0.00
	560 - 579	$773,591	0.00
	580 - 599	$1,279,383	0.00
	600 - 619	$4,344,520	0.01
	620 - 639	$6,276,550	0.01
	640 - 659	$10,499,173	0.02
	660 - 679	$15,484,250	0.03
	680 - 699	$33,219,801	0.06
	700 - 719	$46,644,660	0.08
	720 - 739	$55,096,025	0.10
	740 - 759	$63,122,534	0.11
	760 - 779	$78,986,784	0.14
	780 - 799	$105,144,986	0.19
	800 and above	$1,040,626,838	1.87
Total		$1,468,791,017	2.64

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$869,990	0.00
	499 and below	$3,048,571	0.01
	500 - 539	$1,631,335	0.00
	540 - 559	$1,246,331	0.00
	560 - 579	$1,688,154	0.00
	580 - 599	$2,536,896	0.00
	600 - 619	$3,171,642	0.01
	620 - 639	$10,276,891	0.02
	640 - 659	$19,088,634	0.03
	660 - 679	$24,207,535	0.04
	680 - 699	$45,455,602	0.08
	700 - 719	$59,442,808	0.11
	720 - 739	$74,008,967	0.13
	740 - 759	$96,795,865	0.17
	760 - 779	$117,332,843	0.21
	780 - 799	$158,495,970	0.29
	800 and above	$1,363,988,222	2.45
Total		$1,983,286,255	3.57

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$551,049	0.00
	499 and below	$4,025,486	0.01
	500 - 539	$2,777,398	0.00
	540 - 559	$1,212,884	0.00
	560 - 579	$3,771,168	0.01
	580 - 599	$5,150,928	0.01
	600 - 619	$11,863,464	0.02
	620 - 639	$13,263,972	0.02
	640 - 659	$23,306,381	0.04
	660 - 679	$41,954,030	0.08
	680 - 699	$62,425,885	0.11
	700 - 719	$86,843,123	0.16
	720 - 739	$105,708,800	0.19
	740 - 759	$136,916,979	0.25
	760 - 779	$159,240,796	0.29
	780 - 799	$194,241,035	0.35
	800 and above	$1,651,327,897	2.97
Total		$2,504,581,274	4.51

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$460,514	0.00
	499 and below	$6,631,057	0.01
	500 - 539	$4,134,349	0.01
	540 - 559	$2,519,041	0.00
	560 - 579	$5,774,189	0.01
	580 - 599	$7,408,339	0.01
	600 - 619	$12,629,762	0.02
	620 - 639	$21,892,551	0.04
	640 - 659	$38,976,878	0.07
	660 - 679	$66,422,813	0.12
	680 - 699	$84,041,607	0.15
	700 - 719	$119,670,292	0.22
	720 - 739	$148,565,378	0.27
	740 - 759	$187,313,060	0.34
	760 - 779	$210,966,245	0.38
	780 - 799	$283,079,977	0.51
	800 and above	$2,026,587,126	3.65
Total		$3,227,073,177	5.81

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$767,116	0.00
	499 and below	$4,303,533	0.01
	500 - 539	$3,456,711	0.01
	540 - 559	$5,724,909	0.01
	560 - 579	$6,525,308	0.01
	580 - 599	$9,119,170	0.02
	600 - 619	$18,163,049	0.03
	620 - 639	$34,818,870	0.06
	640 - 659	$70,012,315	0.13
	660 - 679	$101,252,610	0.18
	680 - 699	$141,014,052	0.25
	700 - 719	$198,956,702	0.36
	720 - 739	$220,071,423	0.40
	740 - 759	$249,963,278	0.45
	760 - 779	$304,837,339	0.55
	780 - 799	$343,867,126	0.62
	800 and above	$2,356,929,594	4.24
Total		$4,069,783,103	7.32

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$762,014	0.00
	499 and below	$10,289,542	0.02
	500 - 539	$4,835,644	0.01
	540 - 559	$5,807,146	0.01
	560 - 579	$15,046,479	0.03
	580 - 599	$15,560,547	0.03
	600 - 619	$26,706,094	0.05
	620 - 639	$43,496,317	0.08
	640 - 659	$89,674,161	0.16
	660 - 679	$134,283,445	0.24
	680 - 699	$198,636,810	0.36
	700 - 719	$265,105,279	0.48
	720 - 739	$302,886,012	0.54
	740 - 759	$318,255,268	0.57
	760 - 779	$402,505,194	0.72
	780 - 799	$465,318,203	0.84
	800 and above	$2,743,227,374	4.94
Total		$5,042,395,528	9.07

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,201,294	0.00
	499 and below	$10,891,216	0.02
	500 - 539	$11,696,707	0.02
	540 - 559	$6,419,378	0.01
	560 - 579	$14,012,748	0.03
	580 - 599	$22,661,081	0.04
	600 - 619	$36,750,734	0.07
	620 - 639	$76,431,173	0.14
	640 - 659	$122,693,522	0.22
	660 - 679	$179,617,279	0.32
	680 - 699	$258,684,797	0.47
	700 - 719	$363,862,190	0.65
	720 - 739	$363,772,500	0.65
	740 - 759	$444,405,430	0.80
	760 - 779	$522,492,892	0.94
	780 - 799	$583,231,595	1.05
	800 and above	$3,077,864,983	5.54
Total		$6,096,689,520	10.97

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$72,946	0.00
	499 and below	$12,891,393	0.02
	500 - 539	$11,865,989	0.02
	540 - 559	$13,375,704	0.02
	560 - 579	$22,148,880	0.04
	580 - 599	$30,890,362	0.06
	600 - 619	$55,401,849	0.10
	620 - 639	$98,430,820	0.18
	640 - 659	$165,639,535	0.30
	660 - 679	$260,463,796	0.47
	680 - 699	$358,330,889	0.64
	700 - 719	$438,650,434	0.79
	720 - 739	$506,842,491	0.91
	740 - 759	$523,815,298	0.94
	760 - 779	$561,418,630	1.01
	780 - 799	$644,639,445	1.16
	800 and above	$3,110,123,386	5.60
Total		$6,815,001,846	12.26

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$158,486	0.00
	499 and below	$9,841,315	0.02
	500 - 539	$12,916,927	0.02
	540 - 559	$14,594,886	0.03
	560 - 579	$23,042,705	0.04
	580 - 599	$30,396,728	0.05
	600 - 619	$57,177,224	0.10
	620 - 639	$110,169,356	0.20
	640 - 659	$196,549,382	0.35
	660 - 679	$277,179,813	0.50
	680 - 699	$371,194,799	0.67
	700 - 719	$490,459,702	0.88
	720 - 739	$528,443,588	0.95
	740 - 759	$582,219,128	1.05
	760 - 779	$602,697,638	1.08
	780 - 799	$699,891,018	1.26
	800 and above	$3,022,065,333	5.44
Total		$7,028,998,028	12.65

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$565,986	0.00
	499 and below	$8,437,991	0.02
	500 - 539	$13,441,389	0.02
	540 - 559	$11,794,997	0.02
	560 - 579	$18,670,772	0.03
	580 - 599	$34,705,466	0.06
	600 - 619	$66,605,341	0.12
	620 - 639	$133,210,601	0.24
	640 - 659	$207,632,215	0.37
	660 - 679	$348,312,627	0.63
	680 - 699	$448,962,998	0.81
	700 - 719	$549,592,744	0.99
	720 - 739	$592,103,868	1.07
	740 - 759	$617,001,222	1.11
	760 - 779	$619,679,386	1.11
	780 - 799	$675,220,554	1.21
	800 and above	$2,632,409,952	4.74
Total		$6,978,348,109	12.56

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$177,152	0.00
	499 and below	$4,910,601	0.01
	500 - 539	$5,152,625	0.01
	540 - 559	$8,822,514	0.02
	560 - 579	$10,115,027	0.02
	580 - 599	$21,324,281	0.04
	600 - 619	$47,557,191	0.09
	620 - 639	$106,530,357	0.19
	640 - 659	$195,965,458	0.35
	660 - 679	$287,918,159	0.52
	680 - 699	$409,818,725	0.74
	700 - 719	$480,113,837	0.86
	720 - 739	$501,400,298	0.90
	740 - 759	$541,855,008	0.97
	760 - 779	$555,676,436	1.00
	780 - 799	$547,162,142	0.98
	800 and above	$1,939,508,336	3.49
Total		$5,664,008,147	10.19

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$296,266	0.00
	500 - 539	$2,828,358	0.01
	540 - 559	$3,646,112	0.01
	560 - 579	$5,012,228	0.01
	580 - 599	$10,537,434	0.02
	600 - 619	$22,577,629	0.04
	620 - 639	$53,470,096	0.10
	640 - 659	$107,645,401	0.19
	660 - 679	$162,869,701	0.29
	680 - 699	$212,666,031	0.38
	700 - 719	$246,064,094	0.44
	720 - 739	$259,712,010	0.47
	740 - 759	$260,190,046	0.47
	760 - 779	$251,937,568	0.45
	780 - 799	$237,336,623	0.43
	800 and above	$720,522,211	1.30
Total		$2,557,311,807	4.60

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$0	0.00
	500 - 539	$0	0.00
	540 - 559	$0	0.00
	560 - 579	$203,275	0.00
	580 - 599	$212,070	0.00
	600 - 619	$1,168,764	0.00
	620 - 639	$989,334	0.00
	640 - 659	$3,991,663	0.01
	660 - 679	$10,745,236	0.02
	680 - 699	$8,304,320	0.01
	700 - 719	$14,787,627	0.03
	720 - 739	$9,042,416	0.02
	740 - 759	$9,459,000	0.02
	760 - 779	$7,638,465	0.01
	780 - 799	$4,300,407	0.01
	800 and above	$12,438,537	0.02
Total		$83,281,114	0.15

Grand Total		$55,579,329,984	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2015	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 21 of 21